DERIVATIVES	12 Months Ended
Dec. 31, 2014
DERIVATIVES

13. DERIVATIVES

We enter into foreign currency forward contracts to offset the earnings impact that foreign exchange rate fluctuations would otherwise have had on certain monetary liabilities that are denominated in nonfunctional currencies.

Cash Flow Hedging Instruments

We enter into foreign currency forward contracts that are designated as cash flow hedges. The settlement of these derivatives results in reclassifications from accumulated other comprehensive income to earnings in the period when the hedged transaction occurs. The maximum length of time over which we hedge our exposure to the variability in future cash flows for forecasted transactions is 12 months and, accordingly, at December 31, 2014, all of our open foreign currency forward contracts had maturities of one year or less. The total notional value of our foreign currency exchange contracts designated as cash flow hedges at December 31, 2014 was $23,000, and such contracts have varying terms expiring through May 2015.

The impact from foreign exchange derivative instruments designated in cash flow hedging relationships were as follows:

Years Ended December 31,	2014	2013
Gain recorded in other comprehensive loss	$384	—
Gain reclassified from accumulated other comprehensive loss into earnings	—	—

At December 31, 2014, we expect an estimated $384 pre-tax gain to be reclassified from accumulated other comprehensive loss into earnings to reflect the fixed prices obtained from foreign exchange hedging within the next 12 months.

Derivatives Not Designated as Hedging Instruments

We also enter in foreign currency forward contracts that are not designated as hedges and/or did not qualify for hedge accounting. These derivative instruments were effective economic hedges for all of the periods presented. The fair value gains and losses on these contracts are recognized in earnings as a component of selling, general and administrative expenses. The total notional value of our foreign currency exchange contracts not designated as hedging instruments at December 31, 2014 was $14,750, and such contracts have varying terms expiring through October 2015.

We recognized a gain (loss) of $142, $315 and $(197) in our consolidated statements of income from foreign currency forward contracts not designated as hedging instruments in 2014, 2013 and 2012, respectively.

The following table summarizes the fair value of derivative instruments, which consist solely of foreign currency forward contracts, included in other current assets in our consolidated balance sheets. See Note 14.

	Asset Derivatives		Liability Derivatives
December 31,	2014	2013	2014	2013
Derivatives designated as hedging instruments	$384	—	—	—
Derivatives not designated as hedging instruments	260	118	—	—

Total derivative instruments	$644	$118	—	—